Share Capital and Other Components of Equity	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
Share Capital and Other Components of Equity
12.	SHARE CAPITAL AND OTHER COMPONENTS OF EQUITY

a)	Authorized

•	An unlimited number of Common shares, with no par value, with one vote per share.

•	An unlimited number of Preferred shares, with no par value.

b)	Issued (Common Shares)

Capital transactions which took place during the year ended December 31, 2023 are as follows:

i)
During the year ended December 31, 2023, 2,385,484 common shares were issued on the exercise of w arra
nts for gross proceeds of $5,241,811. The weighted average share price during the period in which these warrants were exercised was CDN$7.15. On exercise, $733,177 was transferred from additional paid-in
capital to share capital.

ii)
During the year ended December 31, 2023, 20,600 common shares were issued on the exercise of options for gross proceeds of $30,059. The weighted average share price during the period in which these options were exercised was CDN$2.00. On exercise, $18,776 was transferred from additional paid-in
capital to share capital.

iii)
On August 18, 2023, the Company closed a
non-brokered
private placement (the “Private Placement”). Pursuant to the Private Placement, the Company issued 3,183,875 common shares at a price of CDN$7.00 per Common share for aggregate gross proceeds of $16,445,635. The Company incurred cash costs of issuing shares of $559,098. In addition, the Company issued 99,061 common shares as finder’s fees which were valued at $511,681.

b)	Issued (Common Shares) (continued)
Capital transactions (Common shares) which took place during the year ended December 31, 2024, are as follows:

iv)
During the year ended December 31, 2024 80,243 common shares were issued on the exercise of warrants for gross proceeds of $337,816. The weighted average share price during the period in which these warrants were exercised was CDN$5.50. On exercise, $214,125 was transferred from additional paid-in
capital to share capital.

v)
During the year ended December 31, 2024, 18,760 common shares were issued on the exercise of options for gross proceeds of $25,245. The weighted average share price during the period in which these options were exercised was CDN$4.71. On exercise, $15,904 was transferred from additional paid-in
capital to share capital.

vi)
On March 15, 2024, the Company closed an overnight marketed public offering (the “Offering”). Pursuant to the Offering, the Company issued 8,260,435 common shares at a price of CDN$4.10 for aggregate gross proceeds of $25,026,073, which includes the issuance of 943,435 Shares upon exercise of the over-allotment option.

As consideration for the services rendered by the Underwriter in connection with the Offering, the Company paid the Underwriters a cash commission of $1,501,564 which is equal to 6% of the gross proceeds raised under the Offering. An additional $309,652 in legal and agents’ expenses were also paid to the Underwriters. The Company incurred an additional $361,466 in share issuance costs associated with the Offering.

c)	Issued (Preferred Shares)
On October 31, 2024, the Company issued convertible preferred shares in a non-brokered private placement. Pursuant to the Convertible Preferred Share Offering, the Company issued
8,905,638
convertible preferred shares (“Preferred Shares”) at a price of CDN$5.00 for aggregate gross proceeds of $
31,997,837
(CDN$
44,528,190
).
The Company paid $242,116 (CDN$336,928) in legal expenses and an additional $50,502 ($70,279) in listing fees were paid in association with the Preferred Share Offering. Each Preferred Share is convertible at the option of the holder at any time into one common share without additional consideration.
The Preferred Shares would also mandatorily convert into common shares on a one-to-one basis, without additional consideration, upon the earliest of: (i) the common shares of the Company trade at a price of $15.00 per common share on the Toronto Stock Exchange or the Nasdaq Stock Market LLC based on an average daily trading volume of at least 50,000 common shares during the rolling six-month period, or (ii) the holders of the Preferred Shares representing 75% of the outstanding Preferred Shares vote or consent to convert all outstanding Preferred Shares, in the event a liquidating event such as an amalgamation, arrangement, merger, reorganization or similar transaction occurs, provided that the conversion ratio will not be adjusted unless the Company receives all necessary TSX and shareholder approvals.
The Preferred Shares have a redemption feature that is subject to the occurrence of certain events, all of which are in the control of the Company. Accordingly, the Preferred Shares are classified as permanent equity.
The Preferred Shares will not initially be entitled to any dividends. Following the third anniversary of closing of the Private Placement, and subject to shareholder approval, any unconverted Preferred Shares will be entitled to a quarterly dividend equal to 1.5% (
6
% annually) of the original issue price, payable in additional Preferred Shares (the “PIK Preferred Shares”). If shareholder approval for the PIK Preferred Shares is not obtained by the third anniversary of closing, the quarterly dividends will be paid in cash at a rate of 2% (
8
% annually). No dividends will be payable on Common Shares while any Preferred Shares remain issued and outstanding. The Preferred Shares were not issued at a discount, so the impact of this feature is limited to the amounts allocable to common shareholders in calculating earnings per share.

d)	Options
Under the Amended Stock Option Plan (the “Amended Plan”), approved by the Board of Directors on October 27, 2021, and ratified by Shareholders on December 3, 2021, the Board of Directors may grant stock options to directors, officers, employees and consultants of the Company up to an aggregate of 18.5% of the Company’s then issued and outstanding common shares.
Options granted under the Amended Plan have lives of up to ten years from the date of grant. The vesting schedule of all granted options is determined at the discretion of the Board. Unless otherwise determined by the Board, in its sole discretion, all grants of options will vest over a three-year period, with the first twenty-five percent (25%) of the Options vesting on the date of grant, and the remaining options vesting over the following thirty-six-month
period in three equal instalments on an annual basis.
The following table summarizes the Company’s option transactions:

	Number of options	Weighted average exercise price (CDN$)
Outstanding, December 31, 2022	3,306,450	6.18
Exercised	(20,600)	2.00
Cancelled	(24,800)	3.73
Granted	257,200	6.91

Outstanding, December 31, 2023	3,518,250	6.27
Exercised	(18,760)	1.90
Cancelled	(220,500)	5.15
Granted	2,028,880	4.10

Outstanding, December 31, 2024	5,307,870	$5.50

d )	Options (continued)

Grant Date	Options Outstanding	Options Exercisable	Exercise Price (CDN$)		Expiry Date	Remaining Contractual Life (years)
Sep 27, 2015	181,250	181,250		$8.00	Mar 31, 2025	0.25
Nov 2, 2015	95,000	95,000		$8.00	Nov 2, 2025	0.85
Mar 5, 2018 Mar 9, 2021	446,000 736,950	446,000 736,950	$ $	8.00 8.00	Mar 5, 2028 Mar 9, 2031	3.18 6.20
Mar 9, 2021 May 3, 2021	326,800 257,000	326,800 257,000	$ $	8.00 8.00	Mar 9, 2031 May 3, 2031	6.20 6.35
Dec 9, 2021	60,000	60,000		$2.02	Dec 9, 2031	6.95
Mar 31, 2022	359,490	266,115		$1.90	Mar 31, 2032	7.26
Dec 9, 2022	734,300	574,475		$3.85	Dec 9, 2032	7.95
May 18, 2023	180,000	90,000		$6.84	May 18, 2033	8.39
May 30, 2023	17,200	8,600		$6.75	May 30, 2033	8.42
Sep 27, 2023	60,000	30,000		$7.16	Sep 27, 2033	8.75
May 13, 2024	1,456,880	576,720		$3.96	May 13, 2034	9.62
May 28, 2024	50,000	25,000		$3.82	May 28, 2034	9.66
August 9, 2024	82,000	25,500		$3.48	Aug 9, 2034	9.86
November 25, 2024	350,000	175,000		$4.91	November 25, 2034	9.91
December 10, 2024	90,000	90,000		$4.66	December 10, 2034	9.95

	5,307,870	3,964,410		$5.52		7.22

The share-based compensation expense was determined based on the fair value of options at the date of measurement using the Black-Scholes option pricing model with the following weighted-average assumptions:

Options granted during the year ended	December 31, 2024	December 31, 2023
Expected dividend yield	0.00%	0.00%
Expected forfeiture rate	0.00%	0.00%
Weighted average annual volatility	78.00%	79.60%
Weighted average risk-free interest rate	3.58%	3.54%
Weighted average expected option life	5.57 years	5.75 years
Weighted average share price (CDN$)	$4.13	$6.91
Weighted average exercise price (CDN$)	$4.13	$6.91
Weighted average fair value of options granted (CDN$)	$2.62	$4.78
Share-based payments for the year ended December 31, 2024, were $3,223,464 (2023 - $1,412,257) (See Note 13 – General & Administrative Expenses and Note 14 – Research & Development Expenses for breakdown by function).
As of December 31, 2024, the unrecognized stock-based compensation expense related to the non-vested
stock options was $1,291,570, which is expected to be recognized over a weighted-average period of 2.12 years.

e )	Warrants
The following table summarizes the Company’s warrant transactions:

	Number of warrants	Weighted average exercise price (CDN$)
Outstanding December 31, 2022	11,504,814	$4.95
Exercised	(2,385,484)	2.90

Outstanding December 31, 2023	9,119,330	$5.49

Exercised	(80,243)	5.61
Expired	(231,110)	5.88

Outstanding December 31, 2024	8,807,977	$5.48

As at December 31, 2024, the following warrants were outstanding:

Expiry date	Exercise price (CDN$)	Remaining contractual life (years)	Warrants outstanding and exercisable
120 days after holder to be a Director/ Officer or consultant	$0.7572	N/A	243,421
120 days after former spouse ceases to be a Director/ Officer or consultant	0.7572	N/A	137,500
120 days after holder ceases to be a Director/ Officer or consultant (1)	0.4984	N/A	315,500
March 9, 2026	11.20	1.19	2,826,024
April 20, 2026	3.00	1.30	5,196,250
April 20, 2026	2.05	1.30	50,054
April 29, 2026	11.20	1.33	39,228

	$5.48		8,807,977

(1)
Represents warrants to acquire 315,500 units consisting of one Common Share and one additional warrant at an exercise price of $0.75CDN. These underlying warrants expire two years from the date of exercise of the primary warrant.

f )	Class B Non-Voting shares
On January 31, 2021, the Company entered into a contribution agreement with the Chief Scientific Officer of the Company, and certain of the Company’s subsidiaries (the “Contribution Agreement”). Pursuant to the Contribution Agreement, the Company acquired AMDM Holdings Inc., a corporation wholly-owned by the Chief Scientific Officer, which held 5% of the equity interest in the Company’s subsidiary, Eupraxia USA. In exchange, the Company issued to the Chief Scientific Officer 225 non-voting
Class B shares (the “Class B Shares”) in Eupraxia Pharma Inc. representing 5% of the outstanding securities of Eupraxia Pharma. The Company holds the remaining 95% of such securities, which consists of 4,275 voting Class A shares.
Each Class B Share is exchangeable into common shares of the Company based on an exchange rate of 2,500 common shares for each Class B Share, subject to adjustments upon the occurrence of certain events, for a total of 562,500 common shares. The Class B Shares are exchangeable by the Chief Scientific Officer at her election, provided that the Company may force the exchange of the Class B Shares into common shares of the Company at any time on or after January 31, 2031, or on or after January 31, 2026, if the Company is listed on a stock exchange and is a reporting issuer in Canada at such time. The Company may also force the exchange of the Class B Shares into common shares if there is a change of control transaction involving the Company, a change in law which makes the exchange necessary or desirable or if there are a de minimis
number of Class B Shares outstanding. If the Company is listed on a stock exchange at the time of the applicable exchange, the Company may elect to pay the Chief Scientific Officer cash in lieu of issuing common shares, with such cash amount to be determined based on the then current market price of the common shares of the Company.

g)	Earnings (loss) per Share
As a result of the Preferred Shares being classified as increasing rate preferred stock with dividends not being declared until the third anniversary of closing of the Private Placement, the Company has calculated an implied dividend in determining the loss attributable to common shareholders. The impact on loss per share on the Consolidated Statements of Operations and Comprehensive Loss is as follows:

Year ended December 31,	2024	2023
Loss attributable to the Owners of the Company	$(25,502,536)	$(28,220,796)
Less: implied dividend on Preferred Shares	425,557	—

Adjusted Loss attributable to the Owners of the Company	(25,928,093)	(28,220,796)
Weighted average shares ou tst anding - basic and diluted	33,930,575	24,146,623

Loss per Share - Basic and Diluted (Owners of the Company)	$(0.76)	$(1.17)